Employee benefits expense - Summary of Employee Benefits Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Classes of employee benefits expense [abstract]
Salaries, wages and bonus	₨ 2,570	$ 31	₨ 2,227	₨ 1,840
Contribution to provident and other funds (refer Note 36)	126	2	102	88
Share based payments (refer Note 38)	1,653	20	1,966	2,410
Gratuity expense (refer Note 36)	36	0	28	31
Staff welfare expenses	82	1	90	132
Total	₨ 4,467	$ 54	₨ 4,413	₨ 4,501